Nature of Operations	6 Months Ended
Jun. 30, 2023
Nature of Operations [Abstract]
NATURE OF OPERATIONS

Note 1 - NATURE OF OPERATIONS:

CollPlant Biotechnologies Ltd. (the “Company”) is a regenerative and aesthetic medicine company focused on 3D bioprinting of tissues and organs and medical aesthetics. The Company’s products are based on its recombinant human collagen (rhCollagen) produced with its proprietary plant based technology. These products address indications for the diverse fields of tissue repair, aesthetics, and organ manufacturing.

The Company’s revenues include income from business collaborators and from sales of (i) BioInk products for the development of 3D bioprinting of organs and tissues, (ii) rhCollagen for the medical aesthetics market, and (iii) rhCollagen-based products for tendinopathy and wound healing.

The Company operates through its wholly-owned subsidiary, CollPlant Ltd. (“CollPlant”). In November 2021 CollPlant established CollPlant Inc., a wholly owned subsidiary in the United States. As of June 30, 2023, CollPlant Inc. has not commenced operation.